Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 364,000
Previously Paid Amount	0.00
Total Fee Amount	55.73
Total Offset Amount	0.00
Net Fee	55.73
Narrative - Max Aggregate Offering Price	$ 364,000
Final Prospectus	true